SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
15.	SHARE-BASED COMPENSATION
Certain restricted shares were approved by Melco be granted to the eligible management personnel of Melco in lieu of the bonus for their services performed during 2022, 2021 and 2020 under respective share incentive plans adopted by Melco in 2021 and 2011 (the “Bonus Restricted Shares”). The Bonus Restricted Shares for 2022 are expected to be granted in April 2023 and the Bonus Restricted Shares for 2021 and 2020 were granted in April 2022 and March 2021, respectively. The Bonus Restricted Shares vest immediately on its grant dates and the grant date fair value was determined with reference to the closing price of Melco’s ADS trading on the Nasdaq Global Select Market on the date of grant.
In accordance with the applicable accounting standards, the share-based compensation expenses related to the grant of Bonus Restricted Shares for 2022, 2021 and 2020 to the eligible management personnel of Melco, to the extent of services received by the Company, were recognized for the years ended December 31, 2022, 2021 and 2020, respectively, in the accompanying consolidated statements of operations with a corresponding increase in payables to affiliated companies as the amounts were charged to the Company by Melco and its subsidiaries under the Management and Shared Services Arrangements.
The share-based compensation expenses for the Company were recognized as follows:

	Year Ended December 31,
	2022	2021	2020

Share-based compensation expenses	$361	$438	$1,200
Less: share-based compensation expenses capitalized in construction in progress	—	—	(409)

Share-based compensation expenses recognized in general and administrative expenses	$361	$438	$791